UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
                  Quarterly Schedule of Portfolio Holdings of
                    Registered Management Investment Company



                   Investment Company Act File Number: 811-604



                     Washington Mutual Investors Fund, Inc.
               (Exact Name of Registrant as specified in charter)

                             1101 Vermont Avenue, NW
                              Washington, DC 20005
                    (Address of principal executive offices)




       Registrant's telephone number, including area code: (202) 842-5665

                     Date of fiscal year end: April 30, 2006

                     Date of reporting period: July 31, 2005





                               Michael W. Stockton
                                    Treasurer
                     Washington Mutual Investors Fund, Inc.
                             1101 Vermont Avenue, NW
                              Washington, DC 20005
                     (name and address of agent for service)













ITEM 1 - Schedule of Investments

Unaudited schedule of investments dated July 31, 2005

[GRAPHIC OMITTED][GRAPHIC OMITTED]



Washington Mutual Investors Fund SM
Investment portfolio

July 31, 2005

                                                                                                          unaudited
                                                                                                          Market value
Common stocks -- 96.62%                                                            Shares                 (000)
-----------------------------------------------------------------------------------------------------------------------

ENERGY -- 9.87%
Apache Corp.                                                                        4,000,000             $   273,600
Chevron Corp.                                                                      37,978,000               2,203,104
ConocoPhillips                                                                     14,615,500                 914,784
EOG Resources, Inc.                                                                 5,978,000                 365,256
Exxon Mobil Corp.                                                                  35,576,600               2,090,125
Halliburton Co.                                                                     4,300,000                 241,015
Marathon Oil Corp.                                                                 13,732,612                 801,435
Schlumberger Ltd.                                                                   4,540,000                 380,180
Sunoco, Inc.                                                                        2,750,000                 345,757
Unocal Corp.                                                                        2,000,000                 129,700
                                                                                                            7,744,956

MATERIALS -- 3.82%
Air Products and Chemicals, Inc.                                                    4,000,000                 239,040
Alcoa Inc.                                                                         18,550,000                 520,327
Ashland Inc.                                                                        1,830,000                 112,453
E.I. du Pont de Nemours and Co.                                                     7,800,000                 332,904
International Paper Co.                                                            20,700,000                 654,120
MeadWestvaco Corp.                                                                  4,391,200                 128,311
PPG Industries, Inc.                                                                4,100,000                 266,623
Temple-Inland Inc.                                                                  1,400,000                  55,706
Weyerhaeuser Co.                                                                    9,950,000                 686,351
                                                                                                            2,995,835

INDUSTRIALS -- 11.77%
3M Co.                                                                              6,575,000                 493,125
Avery Dennison Corp.                                                                2,500,000                 141,675
Boeing Co.                                                                         10,700,000                 706,307
Caterpillar Inc.                                                                    2,450,000                 132,079
Deere & Co.                                                                         4,638,100                 341,039
Deluxe Corp.                                                                        2,200,000                  88,000
Dover Corp.                                                                         2,000,000                  82,520
Eaton Corp.                                                                         1,200,000                  78,408
Emerson Electric Co.                                                                5,900,000                 388,220
Fluor Corp.                                                                         3,036,500                 193,729
General Dynamics Corp.                                                              1,475,000                 169,905
General Electric Co.                                                               58,950,000               2,033,775
Illinois Tool Works Inc.                                                            3,350,000                 286,927
Ingersoll-Rand Co. Ltd., Class A                                                    1,700,000                 132,889
Lockheed Martin Corp.                                                               5,421,700                 338,314
Northrop Grumman Corp.                                                             11,250,000                 623,813
Pitney Bowes Inc.                                                                   8,514,900                 379,594


                                                                                                            unaudited

                                                                                                         Market value
Common stocks                                                                         Shares            (000)
---------------------------------------------------------------------------------------------------------------------

INDUSTRIALS (continued)
Raytheon Co.                                                                        4,000,000             $   157,320
Southwest Airlines Co.                                                              7,500,000                 106,425
Tyco International Ltd.                                                            21,225,000                 646,726
Union Pacific Corp.                                                                 1,400,000                  98,434
United Parcel Service, Inc., Class B                                                9,964,100                 727,080
United Technologies Corp.                                                          17,400,000                 882,180
                                                                                                            9,228,484

CONSUMER DISCRETIONARY -- 8.94%
Best Buy Co., Inc.                                                                  6,950,000                 532,370
Carnival Corp., units                                                               6,650,000                 348,460
Dana Corp.                                                                          6,130,000                  96,302
Dow Jones & Co., Inc.                                                               1,287,600                  48,324
Gannett Co., Inc.                                                                   1,500,000                 109,440
Gap, Inc.                                                                           5,710,545                 120,550
General Motors Corp.                                                               26,538,400                 977,144
Genuine Parts Co.                                                                   8,545,000                 391,276
Home Depot, Inc.                                                                    3,800,000                 165,338
Knight-Ridder, Inc.                                                                 1,100,000                  68,816
Limited Brands, Inc.                                                               19,930,000                 485,893
Lowe's Companies, Inc.                                                             20,000,000               1,324,400
May Department Stores Co.                                                           4,500,000                 184,725
McDonald's Corp.                                                                    7,000,000                 218,190
Newell Rubbermaid Inc.                                                              5,313,500                 132,147
NIKE, Inc., Class B                                                                 1,150,000                  96,370
ServiceMaster Co.                                                                   8,750,000                 120,225
Target Corp.                                                                       13,000,000                 763,750
TJX Companies, Inc.                                                                21,750,000                 511,343
VF Corp.                                                                            3,800,000                 224,352
Walt Disney Co.                                                                     3,500,000                  89,740
                                                                                                            7,009,155

CONSUMER STAPLES -- 8.40%
Albertson's, Inc.                                                                  10,797,200                 230,088
Avon Products, Inc.                                                                13,400,000                 438,314
Coca-Cola Co.                                                                      17,500,000                 765,800
ConAgra Foods, Inc.                                                                 9,100,000                 206,661
General Mills, Inc.                                                                 8,040,000                 381,096
H.J. Heinz Co.                                                                     17,450,000                 641,811
Kellogg Co.                                                                         7,200,000                 326,232
Kimberly-Clark Corp.                                                               11,613,100                 740,451
PepsiCo, Inc.                                                                      10,025,000                 546,663
Procter & Gamble Co.                                                                5,040,000                 280,375
Sara Lee Corp.                                                                     24,300,000                 484,299
Unilever NV (New York registered)                                                   2,800,000                 187,348
Walgreen Co.                                                                       15,677,700                 750,335
Wal-Mart Stores, Inc.                                                              12,300,000                 607,005
                                                                                                            6,586,478

HEALTH CARE -- 10.43%
Abbott Laboratories                                                                23,400,000               1,091,142
Aetna Inc.                                                                          1,150,000                  89,010
Amgen Inc.(1)                                                                       2,750,000                 219,313
Applera Corp. - Applied Biosystems Group                                            8,733,000                 181,821
Becton, Dickinson and Co.                                                           1,650,000                  91,361



                                                                                                            unaudited

                                                                                                         Market value
Common stocks                                                                          Shares            (000)
---------------------------------------------------------------------------------------------------------------------

HEALTH CARE (continued)
Bristol-Myers Squibb Co.                                                           64,935,000            $  1,622,076
Cardinal Health, Inc.                                                              11,325,000                 674,744
CIGNA Corp.                                                                         1,000,000                 106,750
Eli Lilly and Co.                                                                  20,895,000               1,176,806
Guidant Corp.                                                                       1,646,900                 113,307
Johnson & Johnson                                                                   4,900,000                 313,404
Medtronic, Inc.                                                                     5,500,000                 296,670
Merck & Co., Inc.                                                                  20,500,000                 636,730
Pfizer Inc                                                                         31,365,000                 831,173
Schering-Plough Corp.                                                               6,810,800                 141,801
Wyeth                                                                              13,000,000                 594,750
                                                                                                            8,180,858

FINANCIALS -- 20.92%
AFLAC Inc.                                                                          2,000,000                  90,200
Allstate Corp.                                                                      7,368,300                 451,382
American Express Co.                                                                3,450,000                 189,750
American International Group, Inc.                                                 14,800,000                 890,960
Aon Corp.                                                                           3,150,000                  80,136
Bank of America Corp.                                                              31,040,000               1,353,344
Bank of New York Co., Inc.                                                         29,650,000                 912,627
Citigroup Inc.                                                                     37,471,000               1,629,989
Fannie Mae                                                                         23,325,000               1,302,935
Freddie Mac                                                                        11,440,000                 723,923
Hartford Financial Services Group, Inc.                                             3,275,000                 263,867
HSBC Holdings PLC (ADR)                                                            10,272,000                 831,929
J.P. Morgan Chase & Co.                                                            58,986,560               2,072,788
Jefferson-Pilot Corp.                                                               5,420,000                 271,921
Lincoln National Corp.                                                              6,950,000                 335,685
Marsh & McLennan Companies, Inc.                                                   22,220,000                 643,713
National City Corp.                                                                 3,900,000                 143,949
SLM Corp.                                                                           2,100,000                 108,129
St. Paul Travelers Companies, Inc.                                                 15,220,000                 669,984
SunTrust Banks, Inc.                                                                3,200,000                 232,704
U.S. Bancorp                                                                       13,125,000                 394,538
Wachovia Corp.                                                                      6,729,200                 339,017
Washington Mutual, Inc.                                                            27,850,000               1,183,068
Wells Fargo & Co.                                                                  20,440,000               1,253,790
XL Capital Ltd., Class A                                                              520,000                  37,346
                                                                                                           16,407,674

INFORMATION TECHNOLOGY -- 6.76%
Applied Materials, Inc.                                                             6,500,000                 119,990
Automatic Data Processing, Inc.                                                     7,450,000                 330,855
Dell Inc.(1)                                                                        1,600,000                  64,752
Electronic Data Systems Corp.                                                       6,556,600                 134,869
First Data Corp.                                                                    4,350,000                 178,959
Hewlett-Packard Co.                                                                52,100,000               1,282,702
Intel Corp.                                                                        11,250,000                 305,325
International Business Machines Corp.                                              11,650,000                 972,309
Linear Technology Corp.                                                             5,400,000                 209,844
Microsoft Corp.                                                                    42,200,000               1,080,742
Oracle Corp.(1)                                                                     4,500,000                  61,110
Texas Instruments Inc.                                                             13,085,300                 415,589
Xilinx, Inc.                                                                        5,000,000                 141,750
                                                                                                            5,298,796




                                                                                                            unaudited

                                                                                                         Market value
Common stocks                                                                          Shares            (000)
---------------------------------------------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES -- 7.00%
AT&T Corp.                                                                         29,325,999           $     580,655
BellSouth Corp.                                                                    60,100,000               1,658,760
SBC Communications Inc.                                                            58,550,000               1,431,548
Sprint Corp.                                                                       31,750,000                 854,075
Verizon Communications Inc.                                                        28,270,000                 967,682
                                                                                                            5,492,720

UTILITIES -- 7.39%
Ameren Corp.                                                                        2,707,664                 150,600
American Electric Power Co., Inc.                                                  12,850,000                 497,295
Cinergy Corp.                                                                       1,948,500                  86,026
Consolidated Edison, Inc.                                                           3,600,000                 173,376
Dominion Resources, Inc.                                                           10,210,000                 754,111
DTE Energy Co.                                                                      4,150,000                 195,050
Duke Energy Corp.                                                                  16,940,000                 500,408
Exelon Corp.                                                                       12,691,000                 679,222
FirstEnergy Corp.                                                                   9,133,635                 454,672
FPL Group, Inc.                                                                    12,258,000                 528,565
NiSource Inc.                                                                       4,900,000                 119,021
Pinnacle West Capital Corp.                                                         3,555,000                 162,819
PPL Corp.                                                                           2,300,000                 141,634
Progress Energy, Inc.                                                               5,934,318                 264,730
Public Service Enterprise Group Inc.                                                7,600,000                 488,680
Puget Sound Energy, Inc.                                                            2,800,000                  65,464
Southern Co.                                                                       13,000,000                 454,870
Xcel Energy Inc.                                                                    4,000,000                  77,640
                                                                                                            5,794,183

MISCELLANEOUS -- 1.32%
Other common stocks in initial period of acquisition                                                        1,039,579


Total common stocks (cost: $59,155,766,000)                                                                75,778,718



                                                                                  Units or principal
Convertible securities -- 0.08%                                                               amount
---------------------------------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 0.06%
General Motors Corp., Series B, 5.25% convertible senior debentures 2032                $61,050,000            48,620


HEALTH CARE -- 0.02%
Baxter International Inc. 7.00% convertible preferred 2006                                  300,000            16,896


Total convertible securities (cost: $76,850,000)                                                               65,516



                                                                                                            unaudited

                                                                                    Principal amount     Market value
Short-term securities -- 2.89%                                                                  (000)            (000)
---------------------------------------------------------------------------------------------------------------------

Abbott Laboratories Inc. 3.33% due 8/23/2005(2)                                     $  10,000            $      9,979
Caterpillar Financial Services Corp. 3.20% due 8/15/2005                               37,500                  37,450
Clipper Receivables Co., LLC 3.35% due 8/25/2005(2)                                    30,000                  29,930
Coca-Cola Co. 3.12%-3.32% due 8/1-8/30/2005                                           100,000                  99,793
Colgate-Palmolive Co. 3.34% due 8/31/2005(2)                                            9,100                   9,074
DuPont (E.I.) de Nemours & Co. 3.15%-3.20% due 8/8-8/19/2005                          132,100                 131,943
Edison Asset Securitization LLC 3.30% due 8/23/2005(2)                                 36,403                  36,326
Federal Home Loan Bank 3.08%-3.315% due 8/5-9/21/2005                                 203,800                 203,258
Freddie Mac 3.29%-3.41% due 8/23-10/4/2005                                            142,263                 141,651
Gannett Co. 3.29%-3.35% due 8/26-9/8/2005(2)                                           97,160                  96,849
Harley-Davidson Funding Corp. 3.33% due 8/22/2005(2)                                   10,000                   9,980
Harvard University 3.13%-3.40% due 8/11-9/26/2005                                      30,000                  29,873
Hershey Co. 3.23%-3.28% due 8/15-8/24/2005(2)                                          47,000                  46,915
HSBC Finance Corp. 3.26% due 8/17/2005                                                 25,000                  24,961
IBM Capital Inc. 3.32% due 8/25/2005(2)                                                25,000                  24,942
IBM Corp. 3.22%-3.25% due 8/3-8/11/2005                                                66,100                  66,062
Illinois Tool Works Inc. 3.38% due 8/30/2005                                           19,900                  19,846
International Bank for Reconstruction and Development 3.31% due 9/27/2005              50,000                  49,721
International Lease Finance Corp. 3.41%-3.46% due 9/9-9/26/2005                        69,233                  68,929
Medtronic Inc. 3.31% due 8/25/2005(2)                                                  25,000                  24,943
NetJets Inc. 3.21% due 8/22/2005(2)                                                    45,000                  44,911
Park Avenue Receivables Co., LLC 3.33% due 8/17/2005(2)                                24,600                  24,561
PepsiCo Inc. 3.28%-3.30% due 8/22-8/25/2005(2)                                         43,600                  43,507
Private Export Funding Corp. 3.23% due 8/2/2005(2)                                     25,000                  24,996
Procter & Gamble Co. 3.11%-3.46% due 8/15-10/18/2005(2)                               131,500                 130,957
Ranger Funding Co. LLC 3.30%-3.41% due 8/18-9/2/2005(2)                                52,026                  51,930
Scripps (E.W.) Co. 3.42% due 10/19/2005(2)                                             30,000                  29,765
Tennessee Valley Authority 3.21%-3.33% due 9/8-9/15/2005                               26,600                  26,485
Three Pillars Funding, LLC 3.27%-3.35% due 8/8-8/17/2005(2)                           107,604                 107,478
Triple-A One Funding Corp. 3.31%-3.38% due 8/11-8/24/2005(2)                           89,853                  89,697
U.S. Treasury Bills 3.155%-3.245% due 9/29-10/13/2005                                 100,000                  99,403
United Parcel Service Inc. 3.21% due 8/3/2005                                          25,000                  24,993
Variable Funding Capital Corp. 3.12%-3.47% due 8/2-9/27/2005(2)                       138,500                 138,141
Wal-Mart Stores Inc. 3.10%-3.40% due 8/9-9/20/2005(2)                                 139,400                 138,995
Wells Fargo & Co. 3.21%-3.41% due 8/16-9/1/2005                                       125,000                 125,000


Total short-term securities (cost: $2,263,339,000)                                                          2,263,244


Total investment securities (cost: $61,495,955,000)                                                        78,107,478
Other assets less liabilities                                                                                 320,111

Net assets                                                                                                $78,427,589

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

(1)Security  did not  produce  income  during the last 12 months.

(2)Restricted securities that can be resold only to institutional investors. In practice, these securities are typically as liquid as unrestricted securities in the portfolio. The total value of all such restricted securities was $1,113,876,000, which represented 1.42% of the net assets of the fund.

ADR = American Depositary Receipts
                                                                    unaudited
Federal income tax information                           (dollars in thousands)
-------------------------------------------------------------------------------

Gross unrealized appreciation on investment securities             $18,231,678
Gross unrealized depreciation on investment securities              (1,654,376)
Net unrealized appreciation on investment securities                16,577,302
Cost of investment securities for federal income tax purposes       61,530,176

ITEM 2 - - Controls and Procedures


The Registrant's Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3 - Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.
(a)

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                          Washington Mutual Investors Fund, Inc.

                          By /s/Jeffrey L. Steele, President and PEO
                          Date: September 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By /s/ Jeffrey L. Steele, President and PEO

Date: September 29, 2005



 By /s/ Michael W. Stockton, Vice President , Treasurer
        And Principal Financial Officer

Date: September 29, 2005

                                  CERTIFICATION
I, Jeffrey L. Steele, certify that:
1. I have reviewed this report on Form N-Q of Washington Mutual Investors Fund, Inc.;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;
3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which this report is filed;
4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:
     a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared; b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles; c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and
5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's Board of Directors (or persons performing the equivalent functions): a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: September 29, 2005

                           /s/ Jeffrey L. Steele, President and
                           Principal Executive Officer
                           Washington Mutual Investors Fund, Inc.

                                  CERTIFICATION
I, Michael W. Stockton, certify that:
1. I have reviewed this report on Form N-Q of Washington Mutual Investors Fund, Inc.;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;
3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which this report is filed;
4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:
     a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared; b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles; c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and
5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's Board of Directors (or persons performing the equivalent functions): a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: September 29, 2005
                              /s/ Michael W. Stockton, Vice President,
                              Treasurer and Principal Financial Officer
                              Washington Mutual Investors Fund, Inc.